Lease Prepayments (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Movement of Lease Prepayments

The movement of lease prepayments for the years ended December 31, 2016 and 2017 are as follow:

	2016	2017
Beginning of the year	9,148	9,436
Addition	603	186
Amortization	(315)	(309)

End of the year	9,436	9,313